INCOME TAX (CREDIT)/EXPENSE (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	[1]	$ (406)	$ (1,671)	$ (3,268)
Corporation tax rate		(12.50%)	(12.50%)	(12.50%)
Federal corporation tax rate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Once-off tax credit			$ 753
Corporation tax rate			21.00%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 369	$ 170	$ 1,804
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		364	345	277
Net operating loss carryforwards		$ 461	436	420
Net operating loss period		20 Years
USA [Member] | December 31, 2035 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards		$ 589
USA [Member] | December 31, 2036 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards		1,753
USA [Member] | December 31, 2037 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards		40
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 775	$ 1,501	$ 1,464

[1]	In 2018, there was a deferred tax charge of US$369,000 (2017: credit of US$170,000; 2016: credit of US$1,804,000) recognised in respect of Ireland and a deferred tax credit of US$775,000 (2017: credit of US$1,501,000; 2016: credit of US$1,464,000) recognised in respect of overseas tax jurisdictions.